Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes
Note 11 - Income Taxes

A.	Tax rates

Ordinary taxable income in Israel is subject to a corporate tax rate of 23%.

Capital gain is subject to capital gain tax according to the corporate tax rate in the year the assets are sold.

The Company’s US subsidiary, Chemomab Therapeutics Inc. ("Chemomab Inc.) is taxed separately under the U.S. tax laws.

Chemomab Inc. is subject to a federal flat tax rate of 21% and state tax as applicable.

B.	Tax assessments

As of December 31, 2024, the Company’s tax reports through December 31, 2019 are considered closed to audit inspections by the Israeli Tax Authority (“ITA”) due to statute of limitation rules effective in Israel.

C.	Losses for tax purposes carried forward to future years

As of December 31, 2024, 2023, and 2022, the Company and its subsidiaries had approximately $176 million, $165 million, and $159 million, respectively, in net operating loss carryforwards, which are available to reduce future taxable income with no limitation on the period of use.

On March 27, 2020 and December 27, 2020, the President of the United States signed and enacted into law the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) and the Consolidated Appropriations Act, 2021 (CAA). Among other provisions, the CARES Act and the CAA provide relief to U.S. federal corporate taxpayers through temporary adjustments to net operating loss rules, changes to limitations on interest expense deductibility, and the acceleration of available refunds for minimum tax credit carryforwards. The CARES Act also includes provisions for a carryback of any net operating loss (NOL) arising in a taxable year beginning after December 31, 2017, and before January 1, 2021, to each of the five taxable years preceding the taxable year in which the loss arises (carryback period).

Chemomab Therapeutics Inc., a wholly owned subsidiary of the Company, filed an application with the US Internal Revenue Service to carryback net operating losses. Chemomab Therapeutics Inc received $351 thousands in December 2022 on account of 2016 and 2017 and received the remainder $183 thousands in 2023. Accordingly, a tax benefit in the total amount of $534 thousands was recorded in the Company’s statement of operations during 2022.

D.	Deferred taxes

In respect of:

	December 31,	December 31,	December 31,
	2024	2023	2022
	USD thousands	USD thousands	USD thousands
Net operating loss carry-forward*	40,755	38,258	36,550
Share-based compensation expense	351	1,163	1,774
Research and development costs	3,103	4,041	2,858
Other	10	9	13
Gross deferred tax assets	44,219	43,471	41,195
Less - Valuation allowance	(44,219)	(43,471)	(41,195)

Net deferred tax assets	-	-	-

* This excludes capital losses of approximately $14,224 thousands for which the company will create a full valuation allowance.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. A valuation allowance is provided when it is more likely than not that the deferred tax assets will not be realized.

The Company has established a valuation allowance to offset deferred tax assets on December 31, 2024, 2023 and 2022 due to the uncertainty of realizing future tax benefits from its net operating loss carryforwards and other deferred tax assets. The net change in the total valuation allowance for the year ended at December 31, 2024 was an increase of approximately $0.8 million.

E.	Roll forward of valuation allowance

USD thousands
Balance at December 31, 2021	$36,030
Currency translation Income	(1,316)
Income tax expense	6,481
Balance at December 31, 2022	$41,195
Currency translation Income	(3,295)
Income tax expense	5,571
Balance at December 31, 2023	$43,471
Currency translation Income	(2,459)
Income tax expense	3,207
Balance at December 31, 2024	44,219

F.	Reconciliation of theoretical income tax expense to actual income tax expense

A reconciliation of the Company’s theoretical income tax expense to actual income tax expense is as follows:

	December 31,	December 31,	December 31,
	2024	2023	2022
	USD thousands	USD thousands	USD thousands

Loss before income taxes	(13,945)	(24,221)	(28,180)
Statutory tax rate	23%	23%	23%
Theoretical tax benefit	(3,207)	(5,571)	(6,481)

Change in temporary differences for which deferred taxes were not recognized	858	(1,177)	(1,696)
Tax rate differential	9	10	20
Non-deductible expenses	148	346	744
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards	2,192	6,392	6,879
Actual income tax expense (Benefit)	-	-	(534)

G.	Accounting for uncertainty in income taxes

For the year ended December 31, 2024, the Company did not have any unrecognized tax benefits and does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. The Company’s accounting policy is to accrue interest and penalties related to unrecognized tax benefits as a component of income tax expense.